Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	Dec. 31, 2022 usdPerBbl bblPerDay
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	20.00
Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.00
Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	85.00
Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 3
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Three-Way Option Jan 2022 To Dec 2022 - 3 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 3 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 3 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	84.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 4
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Three-Way Option Jan 2022 To Dec 2022 - 4 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 4 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 4 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	91.54
Oil Three-Way Option Jan 2023 To Dec 2023 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Three-Way Option Jan 2023 To Dec 2023 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 1 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	85.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 1 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	100.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Three-Way Option Jan 2023 To Dec 2023 - 2 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 2 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	85.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 2 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	106.50
Oil Basis Swap April 2023 To December 2023
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Derivative price/unit	2.50